Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	132 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000205001_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205001_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000205001_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,904
C000205001_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,778
C000205001_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,439
C000205001_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,824
C000205001_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,644
C000205001_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,129
C000205001_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,926
C000205001_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Utilities 25-50 Index
C000205001_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205001_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,420
C000205001_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,793
C000205001_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,232
C000205001_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,237
C000205001_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,234
C000205001_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,033
C000205001_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,359
C000205001_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205001_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205001_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205001_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205001_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205001_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205001_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205001_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205001_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000014532_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014532_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014532_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,922
C000014532_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,961
C000014532_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,101
C000014532_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,593
C000014532_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,328
C000014532_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,424
C000014532_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,441
C000014532_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,082
C000014532_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,172
C000014532_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,919
C000014532_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Utilities 25-50 Index
C000014532_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014532_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,378
C000014532_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,216
C000014532_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,746
C000014532_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,949
C000014532_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,470
C000014532_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,480
C000014532_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,281
C000014532_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,880
C000014532_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,393
C000014532_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,038
C000014532_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014532_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014532_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014532_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014532_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014532_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014532_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014532_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014532_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014532_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014532_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014532_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014533_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014533_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014533_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,381
C000014533_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,538
C000014533_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,809
C000014533_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,472
C000014533_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,270
C000014533_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,606
C000014533_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,951
C000014533_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,670
C000014533_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,148
C000014533_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,466
C000014533_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Utilities 25-50 Index
C000014533_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014533_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,378
C000014533_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,216
C000014533_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,746
C000014533_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,949
C000014533_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,470
C000014533_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,480
C000014533_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,281
C000014533_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,880
C000014533_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,393
C000014533_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,038
C000014533_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014533_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014533_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014533_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014533_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014533_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014533_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014533_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014533_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014533_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014533_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014533_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014531_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014531_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014531_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,264
C000014531_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,280
C000014531_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,390
C000014531_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,845
C000014531_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,506
C000014531_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,552
C000014531_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,496
C000014531_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,039
C000014531_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,177
C000014531_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,994
C000014531_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Utilities 25-50 Index
C000014531_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014531_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,378
C000014531_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,216
C000014531_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,746
C000014531_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,949
C000014531_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,470
C000014531_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,480
C000014531_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,281
C000014531_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,880
C000014531_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,393
C000014531_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,038
C000014531_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014531_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014531_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014531_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014531_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014531_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014531_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014531_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014531_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014531_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014531_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014531_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014529_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014529_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014529_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,697
C000014529_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,752
C000014529_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,909
C000014529_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,423
C000014529_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,198
C000014529_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,322
C000014529_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,373
C000014529_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,067
C000014529_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,209
C000014529_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,034
C000014529_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Utilities 25-50 Index
C000014529_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014529_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,378
C000014529_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,216
C000014529_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,746
C000014529_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,949
C000014529_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,470
C000014529_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,480
C000014529_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,281
C000014529_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,880
C000014529_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,393
C000014529_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,038
C000014529_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014529_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014529_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014529_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014529_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014529_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014529_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014529_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014529_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014529_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014529_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014529_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000205000_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205000_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205000_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,288
C000205000_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,370
C000205000_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,342
C000205000_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,664
C000205000_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,449
C000205000_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,190
C000205000_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,837
C000205000_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Information Technology 25-50 Index
C000205000_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205000_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,841
C000205000_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,876
C000205000_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,939
C000205000_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,969
C000205000_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,535
C000205000_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,607
C000205000_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,204
C000205000_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205000_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205000_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205000_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205000_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205000_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205000_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205000_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205000_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000014527_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014527_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014527_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,383
C000014527_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,484
C000014527_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	18,118
C000014527_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,386
C000014527_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	28,776
C000014527_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	41,573
C000014527_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	34,508
C000014527_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	44,928
C000014527_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	56,957
C000014527_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	70,493
C000014527_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Information Technology 25-50 Index
C000014527_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014527_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,844
C000014527_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,982
C000014527_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	17,908
C000014527_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	20,772
C000014527_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	28,502
C000014527_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	40,120
C000014527_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	36,345
C000014527_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	45,093
C000014527_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	56,728
C000014527_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	69,368
C000014527_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014527_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014527_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014527_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014527_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014527_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014527_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014527_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014527_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014527_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014527_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014527_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014528_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014528_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014528_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,824
C000014528_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,182
C000014528_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	19,091
C000014528_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	20,534
C000014528_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	30,641
C000014528_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	44,486
C000014528_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	37,118
C000014528_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	48,564
C000014528_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	61,878
C000014528_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	76,965
C000014528_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Information Technology 25-50 Index
C000014528_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014528_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,844
C000014528_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,982
C000014528_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	17,908
C000014528_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	20,772
C000014528_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	28,502
C000014528_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	40,120
C000014528_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	36,345
C000014528_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	45,093
C000014528_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	56,728
C000014528_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	69,368
C000014528_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014528_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014528_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014528_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014528_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014528_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014528_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014528_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014528_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014528_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014528_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014528_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014526_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014526_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014526_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,708
C000014526_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,862
C000014526_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	18,500
C000014526_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,692
C000014526_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	29,084
C000014526_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	41,801
C000014526_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	34,522
C000014526_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	44,706
C000014526_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	56,817
C000014526_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	70,487
C000014526_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Information Technology 25-50 Index
C000014526_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014526_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,844
C000014526_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,982
C000014526_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	17,908
C000014526_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	20,772
C000014526_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	28,502
C000014526_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	40,120
C000014526_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	36,345
C000014526_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	45,093
C000014526_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	56,728
C000014526_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	69,368
C000014526_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014526_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014526_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014526_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014526_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014526_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014526_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014526_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014526_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014526_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014526_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014526_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014524_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014524_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014524_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,166
C000014524_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,217
C000014524_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	17,832
C000014524_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,127
C000014524_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	28,466
C000014524_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	41,220
C000014524_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	34,304
C000014524_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	44,769
C000014524_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	56,896
C000014524_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	70,586
C000014524_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Information Technology 25-50 Index
C000014524_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014524_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,844
C000014524_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,982
C000014524_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	17,908
C000014524_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	20,772
C000014524_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	28,502
C000014524_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	40,120
C000014524_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	36,345
C000014524_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	45,093
C000014524_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	56,728
C000014524_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	69,368
C000014524_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014524_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014524_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014524_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014524_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014524_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014524_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014524_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014524_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014524_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014524_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014524_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000205004_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205004_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205004_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,203
C000205004_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,700
C000205004_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,970
C000205004_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,292
C000205004_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	34,912
C000205004_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	48,893
C000205004_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	60,206
C000205004_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000205004_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205004_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,992
C000205004_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,816
C000205004_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,440
C000205004_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,253
C000205004_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,233
C000205004_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	49,556
C000205004_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	57,990
C000205004_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205004_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205004_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205004_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205004_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205004_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205004_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205004_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205004_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000014552_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014552_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014552_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,581
C000014552_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,139
C000014552_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	19,218
C000014552_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	21,110
C000014552_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	27,503
C000014552_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	44,550
C000014552_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	43,021
C000014552_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	64,080
C000014552_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	89,185
C000014552_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	109,143
C000014552_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000014552_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014552_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,430
C000014552_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	16,498
C000014552_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	20,753
C000014552_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	22,850
C000014552_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	30,800
C000014552_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	48,728
C000014552_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	46,260
C000014552_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	69,086
C000014552_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	103,018
C000014552_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	120,549
C000014552_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014552_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014552_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014552_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014552_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014552_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014552_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014552_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014552_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014552_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014552_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014552_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014553_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014553_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014553_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,085
C000014553_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,906
C000014553_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	20,319
C000014553_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	22,444
C000014553_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	29,418
C000014553_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	47,910
C000014553_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	46,494
C000014553_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	69,608
C000014553_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	97,359
C000014553_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	119,755
C000014553_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000014553_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014553_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,430
C000014553_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	16,498
C000014553_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	20,753
C000014553_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	22,850
C000014553_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	30,800
C000014553_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	48,728
C000014553_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	46,260
C000014553_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	69,086
C000014553_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	103,018
C000014553_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	120,549
C000014553_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014553_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014553_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014553_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014553_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014553_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014553_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014553_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014553_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014553_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014553_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014553_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014551_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014551_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014551_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,948
C000014551_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,557
C000014551_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	19,662
C000014551_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	21,496
C000014551_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	27,887
C000014551_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	44,946
C000014551_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	43,181
C000014551_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	63,988
C000014551_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	89,274
C000014551_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	109,531
C000014551_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000014551_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014551_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,430
C000014551_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	16,498
C000014551_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	20,753
C000014551_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	22,850
C000014551_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	30,800
C000014551_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	48,728
C000014551_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	46,260
C000014551_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	69,086
C000014551_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	103,018
C000014551_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	120,549
C000014551_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014551_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014551_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014551_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014551_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014551_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014551_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014551_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014551_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014551_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014551_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014551_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014549_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014549_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014549_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,353
C000014549_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,897
C000014549_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	18,972
C000014549_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	20,903
C000014549_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	27,310
C000014549_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	44,364
C000014549_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	42,942
C000014549_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	64,117
C000014549_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	89,453
C000014549_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	109,750
C000014549_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
C000014549_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014549_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,430
C000014549_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	16,498
C000014549_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	20,753
C000014549_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	22,850
C000014549_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	30,800
C000014549_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	48,728
C000014549_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	46,260
C000014549_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	69,086
C000014549_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	103,018
C000014549_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	120,549
C000014549_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014549_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014549_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014549_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014549_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014549_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014549_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014549_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014549_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014549_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014549_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014549_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000205008_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205008_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205008_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,122
C000205008_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,366
C000205008_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,574
C000205008_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,867
C000205008_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,413
C000205008_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,622
C000205008_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,930
C000205008_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US IMI Real Estate 25/50 Linked Index
C000205008_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205008_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,209
C000205008_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,382
C000205008_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,693
C000205008_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,155
C000205008_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,981
C000205008_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,159
C000205008_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,478
C000205008_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205008_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205008_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205008_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205008_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205008_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205008_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205008_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205008_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000014572_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014572_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014572_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,389
C000014572_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,726
C000014572_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,976
C000014572_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,002
C000014572_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,112
C000014572_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,461
C000014572_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,618
C000014572_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,002
C000014572_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,184
C000014572_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,419
C000014572_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Real Estate 25/50 Linked Index
C000014572_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014572_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,092
C000014572_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,407
C000014572_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,847
C000014572_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,138
C000014572_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,996
C000014572_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,876
C000014572_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,246
C000014572_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,870
C000014572_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,251
C000014572_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,625
C000014572_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014572_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014572_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014572_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014572_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014572_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014572_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014572_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014572_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014572_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014572_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014572_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014573_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014573_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014573_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,861
C000014573_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,225
C000014573_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,544
C000014573_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,690
C000014573_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,803
C000014573_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,420
C000014573_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,584
C000014573_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,917
C000014573_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,260
C000014573_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,592
C000014573_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Real Estate 25/50 Linked Index
C000014573_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014573_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,092
C000014573_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,407
C000014573_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,847
C000014573_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,138
C000014573_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,996
C000014573_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,876
C000014573_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,246
C000014573_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,870
C000014573_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,251
C000014573_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,625
C000014573_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014573_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014573_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014573_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014573_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014573_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014573_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014573_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014573_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014573_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014573_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014573_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014571_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014571_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014571_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,740
C000014571_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,996
C000014571_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,191
C000014571_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,167
C000014571_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,200
C000014571_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,488
C000014571_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,568
C000014571_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,889
C000014571_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,089
C000014571_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,359
C000014571_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Real Estate 25/50 Linked Index
C000014571_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014571_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,092
C000014571_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,407
C000014571_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,847
C000014571_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,138
C000014571_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,996
C000014571_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,876
C000014571_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,246
C000014571_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,870
C000014571_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,251
C000014571_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,625
C000014571_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014571_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014571_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014571_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014571_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014571_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014571_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014571_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014571_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014571_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014571_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014571_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014569_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014569_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014569_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,153
C000014569_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,525
C000014569_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,794
C000014569_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,832
C000014569_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,979
C000014569_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,314
C000014569_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,506
C000014569_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,925
C000014569_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,129
C000014569_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,399
C000014569_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Real Estate 25/50 Linked Index
C000014569_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014569_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,092
C000014569_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,407
C000014569_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,847
C000014569_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,138
C000014569_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,996
C000014569_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,876
C000014569_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,246
C000014569_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,870
C000014569_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,251
C000014569_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,625
C000014569_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014569_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014569_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014569_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014569_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014569_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014569_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014569_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014569_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014569_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014569_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014569_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000205003_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205003_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205003_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,808
C000205003_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,199
C000205003_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,525
C000205003_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,596
C000205003_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,816
C000205003_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,564
C000205003_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,165
C000205003_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Industrials 25-50 Index
C000205003_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205003_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,039
C000205003_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,457
C000205003_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,947
C000205003_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,942
C000205003_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,447
C000205003_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,353
C000205003_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,730
C000205003_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205003_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205003_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205003_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205003_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205003_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205003_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205003_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205003_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000014542_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014542_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014542_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,107
C000014542_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,353
C000014542_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,136
C000014542_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,370
C000014542_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,458
C000014542_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,850
C000014542_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,498
C000014542_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,348
C000014542_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,173
C000014542_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,060
C000014542_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Industrials 25-50 Index
C000014542_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014542_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,866
C000014542_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,911
C000014542_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,805
C000014542_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,280
C000014542_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,394
C000014542_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,229
C000014542_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,698
C000014542_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,512
C000014542_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,935
C000014542_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,074
C000014542_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014542_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014542_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014542_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014542_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014542_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014542_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014542_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014542_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014542_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014542_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014542_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014543_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014543_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014543_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,533
C000014543_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,893
C000014543_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,832
C000014543_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,152
C000014543_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,258
C000014543_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,028
C000014543_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,667
C000014543_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,837
C000014543_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,186
C000014543_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,749
C000014543_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Industrials 25-50 Index
C000014543_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014543_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,866
C000014543_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,911
C000014543_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,805
C000014543_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,280
C000014543_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,394
C000014543_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,229
C000014543_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,698
C000014543_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,512
C000014543_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,935
C000014543_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,074
C000014543_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014543_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014543_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014543_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014543_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014543_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014543_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014543_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014543_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014543_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014543_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014543_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014541_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014541_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014541_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000014541_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,650
C000014541_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,413
C000014541_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,584
C000014541_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,596
C000014541_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,952
C000014541_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,514
C000014541_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,277
C000014541_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,146
C000014541_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,094
C000014541_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Industrials 25-50 Index
C000014541_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014541_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,866
C000014541_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,911
C000014541_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,805
C000014541_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,280
C000014541_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,394
C000014541_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,229
C000014541_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,698
C000014541_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,512
C000014541_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,935
C000014541_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,074
C000014541_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014541_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014541_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014541_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014541_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014541_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014541_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014541_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014541_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014541_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014541_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014541_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014539_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014539_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014539_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,900
C000014539_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,149
C000014539_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,929
C000014539_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,196
C000014539_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,327
C000014539_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,719
C000014539_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,417
C000014539_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,297
C000014539_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,171
C000014539_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,126
C000014539_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Industrials 25-50 Index
C000014539_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014539_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,866
C000014539_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,911
C000014539_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,805
C000014539_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,280
C000014539_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,394
C000014539_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,229
C000014539_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,698
C000014539_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,512
C000014539_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,935
C000014539_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,074
C000014539_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014539_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014539_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014539_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014539_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014539_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014539_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014539_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014539_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014539_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014539_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014539_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000205006_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205006_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205006_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,714
C000205006_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,141
C000205006_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,709
C000205006_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,008
C000205006_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,543
C000205006_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,506
C000205006_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,626
C000205006_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Health Care 25-50 Index
C000205006_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205006_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,682
C000205006_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,598
C000205006_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,864
C000205006_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,388
C000205006_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,767
C000205006_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,651
C000205006_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,869
C000205006_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205006_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205006_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205006_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205006_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205006_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205006_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205006_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205006_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000014562_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014562_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014562_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,680
C000014562_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,477
C000014562_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,321
C000014562_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,617
C000014562_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,427
C000014562_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,368
C000014562_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,263
C000014562_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,789
C000014562_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,805
C000014562_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,689
C000014562_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Health Care 25-50 Index
C000014562_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014562_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,742
C000014562_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,654
C000014562_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,301
C000014562_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,779
C000014562_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,308
C000014562_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,619
C000014562_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,990
C000014562_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,490
C000014562_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,977
C000014562_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,625
C000014562_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014562_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014562_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014562_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014562_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014562_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014562_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014562_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014562_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014562_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014562_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014562_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014563_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014563_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014563_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,040
C000014563_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,924
C000014563_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,918
C000014563_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,293
C000014563_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,346
C000014563_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,570
C000014563_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,401
C000014563_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,054
C000014563_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,244
C000014563_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,119
C000014563_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Health Care 25-50 Index
C000014563_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014563_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,742
C000014563_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,654
C000014563_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,301
C000014563_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,779
C000014563_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,308
C000014563_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,619
C000014563_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,990
C000014563_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,490
C000014563_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,977
C000014563_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,625
C000014563_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014563_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014563_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014563_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014563_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014563_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014563_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014563_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014563_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014563_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014563_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014563_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014561_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014561_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014561_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,950
C000014561_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,726
C000014561_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,564
C000014561_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,807
C000014561_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,592
C000014561_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,478
C000014561_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,282
C000014561_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,730
C000014561_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,781
C000014561_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,707
C000014561_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Health Care 25-50 Index
C000014561_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014561_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,742
C000014561_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,654
C000014561_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,301
C000014561_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,779
C000014561_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,308
C000014561_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,619
C000014561_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,990
C000014561_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,490
C000014561_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,977
C000014561_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,625
C000014561_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014561_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014561_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014561_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014561_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014561_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014561_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014561_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014561_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014561_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014561_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014561_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014559_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014559_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014559_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,500
C000014559_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,305
C000014559_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,148
C000014559_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,467
C000014559_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,277
C000014559_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,232
C000014559_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,181
C000014559_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,745
C000014559_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,797
C000014559_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,722
C000014559_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Health Care 25-50 Index
C000014559_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014559_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,742
C000014559_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,654
C000014559_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,301
C000014559_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,779
C000014559_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,308
C000014559_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,619
C000014559_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,990
C000014559_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,490
C000014559_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,977
C000014559_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,625
C000014559_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014559_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014559_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014559_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014559_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014559_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014559_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014559_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014559_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014559_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014559_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014559_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000205005_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205005_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205005_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,472
C000205005_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,924
C000205005_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,504
C000205005_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,065
C000205005_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,710
C000205005_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,231
C000205005_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,248
C000205005_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Financials 5% Capped Linked Index
C000205005_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205005_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,457
C000205005_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,858
C000205005_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,921
C000205005_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,268
C000205005_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,983
C000205005_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,897
C000205005_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,515
C000205005_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205005_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205005_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205005_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205005_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205005_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205005_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205005_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205005_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000014557_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014557_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014557_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,029
C000014557_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,433
C000014557_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,787
C000014557_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,013
C000014557_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,012
C000014557_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,783
C000014557_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,137
C000014557_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,802
C000014557_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,125
C000014557_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,774
C000014557_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Financials 5% Capped Linked Index
C000014557_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014557_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,859
C000014557_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,939
C000014557_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,512
C000014557_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,982
C000014557_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,691
C000014557_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,944
C000014557_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,009
C000014557_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,034
C000014557_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,641
C000014557_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,825
C000014557_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014557_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014557_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014557_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014557_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014557_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014557_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014557_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014557_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014557_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014557_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014557_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014558_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014558_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014558_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,411
C000014558_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,986
C000014558_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,475
C000014558_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,794
C000014558_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,738
C000014558_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,051
C000014558_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,454
C000014558_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,280
C000014558_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,165
C000014558_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,385
C000014558_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Financials 5% Capped Linked Index
C000014558_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014558_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,859
C000014558_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,939
C000014558_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,512
C000014558_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,982
C000014558_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,691
C000014558_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,944
C000014558_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,009
C000014558_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,034
C000014558_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,641
C000014558_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,825
C000014558_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014558_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014558_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014558_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014558_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014558_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014558_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014558_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014558_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014558_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014558_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014558_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014556_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014556_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014556_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,312
C000014556_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,739
C000014556_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,064
C000014556_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,233
C000014556_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,143
C000014556_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,898
C000014556_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,159
C000014556_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,738
C000014556_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,092
C000014556_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,807
C000014556_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Financials 5% Capped Linked Index
C000014556_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014556_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,859
C000014556_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,939
C000014556_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,512
C000014556_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,982
C000014556_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,691
C000014556_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,944
C000014556_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,009
C000014556_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,034
C000014556_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,641
C000014556_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,825
C000014556_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014556_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014556_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014556_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014556_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014556_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014556_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014556_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014556_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014556_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014556_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014556_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014554_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014554_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014554_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,845
C000014554_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,231
C000014554_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,593
C000014554_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,851
C000014554_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,904
C000014554_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,647
C000014554_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,047
C000014554_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,758
C000014554_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,118
C000014554_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,838
C000014554_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Financials 5% Capped Linked Index
C000014554_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014554_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,859
C000014554_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,939
C000014554_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,512
C000014554_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,982
C000014554_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,691
C000014554_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,944
C000014554_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,009
C000014554_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,034
C000014554_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,641
C000014554_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,825
C000014554_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014554_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014554_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014554_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014554_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014554_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014554_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014554_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014554_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014554_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014554_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014554_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000205007_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205007_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205007_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,566
C000205007_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	4,598
C000205007_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,781
C000205007_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,652
C000205007_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,563
C000205007_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,178
C000205007_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,435
C000205007_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Energy 25-50 Index
C000205007_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205007_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,981
C000205007_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	4,842
C000205007_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,269
C000205007_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,046
C000205007_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,985
C000205007_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,431
C000205007_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,938
C000205007_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205007_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205007_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205007_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205007_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205007_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205007_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205007_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205007_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000014567_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014567_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014567_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,745
C000014567_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,607
C000014567_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,888
C000014567_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,883
C000014567_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,360
C000014567_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,845
C000014567_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,387
C000014567_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,481
C000014567_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,206
C000014567_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,260
C000014567_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Energy 25-50 Index
C000014567_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014567_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,016
C000014567_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,989
C000014567_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,080
C000014567_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,738
C000014567_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,908
C000014567_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,869
C000014567_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,698
C000014567_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000014567_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,827
C000014567_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,226
C000014567_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014567_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014567_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014567_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014567_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014567_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014567_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014567_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014567_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014567_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014567_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014567_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014568_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014568_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014568_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,150
C000014568_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,063
C000014568_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,521
C000014568_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,410
C000014568_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,709
C000014568_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,407
C000014568_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,429
C000014568_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,773
C000014568_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,741
C000014568_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,802
C000014568_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Energy 25-50 Index
C000014568_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014568_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,016
C000014568_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,989
C000014568_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,080
C000014568_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,738
C000014568_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,908
C000014568_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,869
C000014568_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,698
C000014568_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000014568_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,827
C000014568_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,226
C000014568_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014568_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014568_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014568_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014568_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014568_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014568_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014568_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014568_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014568_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014568_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014568_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014566_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014566_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014566_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,052
C000014566_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,867
C000014566_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,152
C000014566_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,039
C000014566_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,428
C000014566_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,908
C000014566_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,432
C000014566_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,459
C000014566_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,227
C000014566_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,319
C000014566_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Energy 25-50 Index
C000014566_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014566_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,016
C000014566_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,989
C000014566_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,080
C000014566_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,738
C000014566_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,908
C000014566_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,869
C000014566_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,698
C000014566_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000014566_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,827
C000014566_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,226
C000014566_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014566_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014566_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014566_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014566_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014566_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014566_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014566_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014566_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014566_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014566_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014566_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014564_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014564_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014564_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,543
C000014564_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,434
C000014564_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,705
C000014564_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,770
C000014564_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,303
C000014564_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,783
C000014564_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,318
C000014564_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,442
C000014564_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,209
C000014564_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,301
C000014564_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Energy 25-50 Index
C000014564_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014564_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,016
C000014564_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,989
C000014564_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,080
C000014564_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,738
C000014564_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,908
C000014564_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,869
C000014564_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,698
C000014564_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000014564_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,827
C000014564_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,226
C000014564_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014564_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014564_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014564_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014564_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014564_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014564_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014564_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014564_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014564_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014564_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014564_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000205002_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205002_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205002_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,336
C000205002_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,040
C000205002_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,643
C000205002_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,658
C000205002_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,377
C000205002_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,529
C000205002_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,137
C000205002_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Consumer Discretionary 25-50 Index
C000205002_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205002_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,388
C000205002_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,652
C000205002_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,604
C000205002_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,041
C000205002_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,671
C000205002_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,618
C000205002_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,715
C000205002_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205002_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205002_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000205002_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000205002_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000205002_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000205002_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000205002_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000205002_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000014537_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014537_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014537_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,585
C000014537_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,507
C000014537_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,900
C000014537_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,747
C000014537_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,905
C000014537_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,840
C000014537_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,803
C000014537_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,916
C000014537_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,550
C000014537_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,743
C000014537_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Discretionary 25-50 Index
C000014537_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014537_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,123
C000014537_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,594
C000014537_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,080
C000014537_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,212
C000014537_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,528
C000014537_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,243
C000014537_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,491
C000014537_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,876
C000014537_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,729
C000014537_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,263
C000014537_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014537_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014537_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014537_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014537_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014537_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014537_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014537_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014537_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014537_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014537_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014537_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014538_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014538_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014538_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,987
C000014538_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,013
C000014538_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,596
C000014538_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,562
C000014538_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,942
C000014538_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,388
C000014538_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,169
C000014538_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,556
C000014538_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,540
C000014538_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,157
C000014538_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Discretionary 25-50 Index
C000014538_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014538_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,123
C000014538_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,594
C000014538_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,080
C000014538_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,212
C000014538_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,528
C000014538_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,243
C000014538_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,491
C000014538_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,876
C000014538_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,729
C000014538_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,263
C000014538_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014538_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014538_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014538_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014538_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014538_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014538_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014538_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014538_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014538_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014538_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014538_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014536_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014536_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014536_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,889
C000014536_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,787
C000014536_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,181
C000014536_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,975
C000014536_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,090
C000014536_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,988
C000014536_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,836
C000014536_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,854
C000014536_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,542
C000014536_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,797
C000014536_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Discretionary 25-50 Index
C000014536_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014536_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,123
C000014536_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,594
C000014536_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,080
C000014536_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,212
C000014536_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,528
C000014536_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,243
C000014536_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,491
C000014536_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,876
C000014536_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,729
C000014536_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,263
C000014536_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014536_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014536_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014536_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014536_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014536_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014536_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014536_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014536_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014536_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014536_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014536_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014534_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014534_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014534_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,389
C000014534_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,321
C000014534_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,708
C000014534_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,572
C000014534_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,748
C000014534_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,682
C000014534_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,723
C000014534_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,874
C000014534_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,564
C000014534_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,823
C000014534_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Consumer Discretionary 25-50 Index
C000014534_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014534_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,123
C000014534_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,594
C000014534_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,080
C000014534_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,212
C000014534_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,528
C000014534_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,243
C000014534_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,491
C000014534_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,876
C000014534_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,729
C000014534_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,263
C000014534_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014534_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014534_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014534_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014534_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014534_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014534_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014534_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014534_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014534_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014534_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014534_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000204999_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000204999_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204999_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,217
C000204999_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,031
C000204999_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,774
C000204999_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,207
C000204999_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,965
C000204999_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,814
C000204999_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,597
C000204999_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Biotechnology 25-50 Index
C000204999_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204999_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,683
C000204999_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,477
C000204999_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,581
C000204999_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,037
C000204999_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,159
C000204999_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,701
C000204999_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,512
C000204999_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000204999_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204999_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,365
C000204999_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,604
C000204999_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,833
C000204999_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,098
C000204999_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,064
C000204999_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,843
C000204999_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,247
C000014522_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014522_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000014522_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	6,876
C000014522_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	7,830
C000014522_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	8,875
C000014522_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,304
C000014522_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,765
C000014522_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,238
C000014522_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,892
C000014522_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,363
C000014522_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,643
C000014522_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,500
C000014522_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Biotechnology 25-50 Index
C000014522_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014522_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,007
C000014522_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,308
C000014522_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,395
C000014522_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,259
C000014522_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,239
C000014522_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,483
C000014522_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,836
C000014522_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,033
C000014522_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,810
C000014522_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,542
C000014522_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014522_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014522_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014522_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014522_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014522_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014522_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014522_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014522_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014522_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014522_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014522_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014523_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014523_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014523_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	7,168
C000014523_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	8,212
C000014523_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,364
C000014523_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,812
C000014523_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,484
C000014523_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,131
C000014523_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,670
C000014523_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,325
C000014523_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,964
C000014523_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,796
C000014523_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Biotechnology 25-50 Index
C000014523_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014523_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,007
C000014523_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,308
C000014523_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,395
C000014523_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,259
C000014523_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,239
C000014523_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,483
C000014523_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,836
C000014523_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,033
C000014523_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,810
C000014523_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,542
C000014523_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014523_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014523_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014523_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014523_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014523_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014523_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014523_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014523_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014523_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014523_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014523_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014521_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014521_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014521_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	7,094
C000014521_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	8,049
C000014521_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,084
C000014521_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,460
C000014521_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,919
C000014521_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,355
C000014521_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,941
C000014521_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,369
C000014521_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,690
C000014521_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,573
C000014521_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Biotechnology 25-50 Index
C000014521_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014521_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,007
C000014521_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,308
C000014521_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,395
C000014521_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,259
C000014521_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,239
C000014521_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,483
C000014521_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,836
C000014521_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,033
C000014521_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,810
C000014521_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,542
C000014521_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014521_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014521_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014521_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014521_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014521_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014521_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014521_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014521_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014521_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014521_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014521_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,989
C000014519_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014519_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000014519_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	6,735
C000014519_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	7,698
C000014519_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	8,753
C000014519_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,213
C000014519_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,677
C000014519_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,176
C000014519_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,868
C000014519_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,367
C000014519_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,687
C000014519_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,571
C000014519_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Biotechnology 25-50 Index
C000014519_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014519_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,007
C000014519_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,308
C000014519_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,395
C000014519_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,259
C000014519_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,239
C000014519_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,483
C000014519_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,836
C000014519_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,033
C000014519_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,810
C000014519_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,542
C000014519_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000014519_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014519_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,561
C000014519_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,256
C000014519_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,246
C000014519_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,384
C000014519_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,223
C000014519_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,500
C000014519_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,410
C000014519_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,327
C000014519_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,936
C000014519_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 35,989